CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities:
Net loss	$ (9,360,771)	$ (12,904,527)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	18,722	22,553
Stock-based compensation	827,939	1,747,671
Changes in fair value of the liability for options and warrants	(2,792,974)	(2,667,788)
Foreign currency exchange (gains) loss	(19,649)	13,052
Increase in assets:
Prepaid expenses and other current assets	(747,101)	(172,022)
(Decrease) increase in liabilities:
Accounts payable and accrued expenses	(773,086)	92,205
Other liabilities	165,201	1,676
Total adjustments	(3,320,948)	(962,653)
Net Cash Used in Operating Activities	(12,681,719)	(13,867,180)
Cash Flows from Investing Activities:
Purchase of property and equipment	0	(36,885)
Redemption of short-term investments	0	10,021,963
Purchase of letter of credit	(379,075)	0
Net Cash (Used in) Provided by Investing Activities	(379,075)	9,985,078
Effect of Exchange Rates on Cash	24,065	(97,828)
Net Decrease in Cash	(13,036,729)	(3,979,930)
Cash, beginning of period	28,106,671	34,098,812
Cash, end of period	$ 15,069,942	$ 30,118,882